Segment Information (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Information [Abstract]
Segment Information
14.	Segment Information

The Company has determined that it has two reportable segments - Print and Software/Payments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”) who reviews discrete financial and other information presented for print services and software and payment services for purposes of allocating resources and evaluating the Company’s financial performance. The Company evaluates the operating performance of its segments based on financial measures such as revenue, cost of revenue, and gross profit.

Print – The Print segment is primarily responsible for printing customer invoices and optimizing the amount of time and costs associated with billing customers via mail.

Software and Payments – The Software and Payments segment primarily operates using software and cloud based services, optimizes the electronic invoice presentment, electronic payments, credit decisioning, collections automation, cash application and deduction management, and eCommerce of B2B customers.

Given the nature of the Company’s business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the amount of the Company’s assets is not subject to segment allocation and total assets are not included within the disclosure of the Company’s segment financial information.

All of the revenues shown below in the reportable segments is revenue from external customers, there is no revenue from transactions with other operating segments.

The following tables include a reconciliation of revenue, cost of revenue, and segment gross profit to loss before income taxes. “All other” represents implementation, services and other business activities which are not reviewed by CODM on regular basis.

The Company’s segment information is as follows:

	March 31, 2021
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$4,498	$25,685	$—	$30,183
Services and other	—	—	2,936	2,936
Subscription, transaction and services	4,498	25,685	2,936	33,119
Reimbursable costs	8,817	—	—	8,817
Total revenues	13,315	25,685	2,936	41,936

Cost of Revenues:
Cost of subscription, transaction and services revenue	1,926	3,711	3,616	9,253
Cost of reimbursable costs	8,817	—	—	8,817
Total cost of revenues, excluding depreciation and amortization	10,743	3,711	3,616	18,070

Segment gross profit - subscription, transaction and services	2,572	21,974	(680	23,866
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$2,572	$21,974	$(680	$23,866

Total segment gross margin, excluding depreciation and amortization	19.3	85.6	(23.2	56.9%
Segment gross margin - subscription, transaction and services	57.2	85.6	(23.2	72.1%

Unallocated amounts:
Sales and marketing				$8,936
Research and development				10,993
General and administrative				12,450
Depreciation and amortization				1,360
Interest income				(103)
Interest expense and loss on extinguishment of debt				2,942
Change in fair value and other income (expense), net				9,990
Loss before income taxes				$(22,702)

	March 31, 2020
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$4,786	$18,339	$—	$23,125
Services and other	—	—	1,399	1,399
Subscription, transaction and services	4,786	18,339	1,399	24,524
Reimbursable costs	9,621	—	—	9,621
Total revenues	14,407	18,339	1,399	34,145

Cost of Revenues:
Cost of subscription, transaction and services revenue	2,211	3,114	2,565	7,890
Cost of reimbursable costs	9,621	—	—	9,621
Total cost of revenues, excluding depreciation and amortization	11,832	3,114	2,565	17,511

Segment gross profit - subscription, transaction and services	2,575	15,225	(1,166	16,634
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$2,575	$15,225	$(1,166	$16,634

Total segment gross margin, excluding depreciation and amortization	17.9	83.0	(83.3	48.7%
Segment gross margin - subscription, transaction and services	53.8	83.0	(83.3	67.8%

Unallocated amounts:
Sales and marketing				$6,422
Research and development				9,384
General and administrative				5,248
Depreciation and amortization				1,411
Interest income				(16)
Interest expense and loss on extinguishment of debt				1,183
Change in fair value and other income (expense), net				19
Loss before income taxes				$(7,017)

12.	Segment Information

The Company has determined that it has two reportable segments - Print and Software/Payments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”) who reviews discrete financial and other information presented for print services and software and payment services for purposes of allocating resources and evaluating the Company’s financial performance. The Company evaluates the operating performance of its segments based on financial measures such as revenue, cost of revenue, and gross profit.

Print – The Print segment is primarily responsible for printing customer invoices and optimizing the amount of time and costs associated with billing customers via mail.

Software and Payments – The Software and Payments segment primarily operates using software and cloud based services, optimizes the electronic invoice presentment, electronic payments, credit decisioning, collections automation, cash application and deduction management, and eCommerce of B2B customers.

Given the nature of the Company’s business, the amount of assets does not provide meaningful insight into the operating performance of the Company. As a result, the amount of the Company’s assets is not subject to segment allocation and total assets are not included within the disclosure of the Company’s segment financial information.

All of the revenues shown below in the reportable segments is revenue from external customers, there is no revenue from transactions with other operating segments.

The following tables include a reconciliation of revenue, cost of revenue, and segment gross profit to loss before income taxes. “All other” represents implementation, services and other business activities which are not reviewed by CODM on regular basis.

The Company’s segment information is as follows:

	December 31, 2020
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$18,445	$81,164	$—	$99,609
Services and other	—	—	8,960	8,960
Subscription, transaction and services	18,445	81,164	8,960	108,569
Reimbursable costs	37,116	—	—	37,116
Total revenues	55,561	81,164	8,960	145,685

Cost of Revenues:
Cost of subscription, transaction and services revenue	8,492	12,571	11,468	32,531
Cost of reimbursable costs	37,116	—	—	37,116
Total cost of revenues, excluding depreciation and amortization	45,608	12,571	11,468	69,647

	December 31, 2020
	Print	Software and Payments	All other	Total
Segment gross profit - subscription, transaction and services	9,953	68,593	(2,508)	76,038
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$9,953	$68,593	$(2,508)	$76,038

Total segment gross margin, excluding depreciation and amortization	17.9%	84.5%	(28.0)%	52.2%
Segment gross margin - subscription, transaction and services	54.0%	84.5%	(28.0)%	70.0%
Unallocated amounts:
Sales and marketing				$23,420
Research and development				36,468
General and administrative				22,188
Depreciation and amortization				5,624
Interest income				(18)
Interest expense				4,661
Other (income)/expense, net				518
Loss before income taxes				(16,823)

	December 31, 2019
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$20,612	$68,864	$—	$89,476
Services and other	—	—	6,984	6,984
Subscription, transaction and services	20,612	68,864	6,984	96,460
Reimbursable costs	40,008	—	—	40,008
Total revenues	60,620	68,864	6,984	136,468

Cost of Revenues:
Cost of subscription, transaction and services revenue	9,642	11,900	10,473	32,015
Cost of reimbursable costs	40,008	—	—	40,008
Total cost of revenues, excluding depreciation and amortization	49,650	11,900	10,473	72,023

Segment gross profit - subscription, transaction and services	10,970	56,964	(3,489)	64,445
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$10,970	$56,964	$(3,489)	$64,445

Total segment gross margin, excluding depreciation and amortization	18.1%	82.7%	(50.0)%	47.2%
Segment gross margin - subscription, transaction and services	53.2%	82.7%	(50.0)%	66.8%

	December 31, 2019
	Print	Software and Payments	All other	Total
Unallocated amounts:
Sales and marketing				$22,098
Research and development				34,285
General and administrative				23,297
Depreciation and amortization				5,881
Interest income				(1)
Interest expense				1,507
Other (income)/expense, net				21
Loss before income taxes				$(22,643)
	December 31, 2018
	Print	Software and Payments	All other	Total
Revenues:
Subscription and transaction	$21,120	$53,605	$—	$74,725
Services and other	—	—	4,846	4,846
Subscription, transaction and services	21,120	53,605	4,846	79,571
Reimbursable costs	40,944	—	—	40,944
Total revenues	62,064	53,605	4,846	120,515

Cost of Revenues:
Cost of subscription, transaction and services revenue	10,517	8,271	7,779	26,567
Cost of reimbursable costs	40,944	—	—	40,944
Total cost of revenues, excluding depreciation and amortization	51,461	8,271	7,779	67,511

Segment gross profit - subscription, transaction and services	10,603	45,334	(2,933)	53,004
Segment gross profit - reimbursable costs	—	—	—	—
Total segment gross profit, excluding depreciation and amortization	$10,603	$45,334	$(2,933)	$53,004

Total segment gross margin, excluding depreciation and amortization	17.1%	84.6%	(60.5)%	44.0%
Segment gross margin - subscription, transaction and services	50.2%	84.6%	(60.5)%	67.0%
Unallocated amounts:
Sales and marketing				$21,677
Research and development				23,606
General and administrative				18,743
Depreciation and amortization				6,040
Interest income				(136)
Interest expense				814
Other (income)/expense, net				422
Loss before income taxes				$(18,162)